Disclosure of information on segments	12 Months Ended
Dec. 31, 2019
Disclosure of information on segments
Disclosure of information on segments

31.    Disclosure of information on segments

Management has determined its operating segments based on reports that the Group’s Chief Operating Decision Maker (CODM) uses for making decisions. The Group is organized into business units based on its products and services, activities and geographic locations. The broad categories of the Group’s business units are:

-Production and sale of minerals (mining units in operation).

-Exploration and development projects.

-Energy generation and transmission services.

-Insurance brokerage.

-Rental of mining concessions.

-Holding of investment in shares (mainly in the associate company Minera Yanacocha S.R.L.).

-Industrial activities.

The accounting policies used by the Group in reporting segments internally are the same as those contained in the notes of the consolidated financial statements.

The CODM monitors the operating results of the business units separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on operating profit or loss and is measured consistently with operating profit or loss in the Group’s consolidated financial statements. In addition, the Group’s financing and income taxes are managed at the corporate level and are not allocated to the operating segments, except for those entities,which are managed independently.

Corporate information mainly includes the following:

In segment information of profit or loss -

-Sales to third parties of gold purchased by the Parent company from La Zanja mining unit and the corresponding cost of sale as well as other intercompany sales.

-Administrative expenses, other income (expenses), exchange gain (loss), finance costs and income and income tax that cannot be directly allocated to the operational mining units owned by the Parent company (Uchucchacua, Orcopampa, Julcani and Tambomayo).

-Exploration activities in non-operating areas, carried out directly by the Parent company and not by the consolidated separate legal entities.

-Participation in subsidiaries and associate companies of the Parent company, which are accounted for using the equity method.

In the segment information of assets and liabilities -

-Investments in Sociedad Minera Cerro Verde S.A.A. and Compañía Minera Coimolache S.A., associate companies that are directly owned by the Parent company and are accounted for using the equity method; see note 10 to the consolidated financial statements.

-Assets and liabilities of the operational mining units owned directly by the Parent company since this is the way the CODM analyzes the business. Assets and liabilities of other operating segments are allocated based on the assets and liabilities of the legal entities included in those segments.

Adjustments and eliminations mainly include the following:

In segment information of consolidated statements of profit or loss –

-The elimination of any profit or loss of investments accounted for under the equity method and not consolidated by the Group corresponding to the associate companies: Minera Yanacocha S.R.L., Sociedad Minera Cerro Verde S.A.A. and Compañía Minera Coimolache S.A.

-The elimination of intercompany sales and cost of sales.

-The elimination of any equity pickup profit or loss of the subsidiaries of the Parent company.

In the segment information of assets and liabilities –

-The elimination of the assets and liabilities of the investments accounted for under the equity method and not consolidated, corresponding to the associate companies: Minera Yanacocha S.R.L., Sociedad Minera Cerro Verde S.A.A. and Compañía Minera Coimolache S.A.

-The elimination of any equity pickup investments of the subsidiaries of the Parent company.

-The elimination of intercompany receivables and payables.

Refer to Note 20(a) to the consolidated financial statements where the Group reports revenues from external customers for each product and service, and revenues from external customers attributed to Peru and foreign countries. The revenue information is based on the locations of customers. Refer to Note 20(d) to the consolidated financial statements for information about major customers (clients representing more than 10 percent of the Group’s revenues). All non-current assets are located in Peru.

														Equity accounted investees
							Exploration and									Compañía
							development	Energy		Rental of	Holding of			Minera	Sociedad	Minera	Total	Adjustments
	Uchucchacua	Orcopampa	Julcani	Tambomayo	Colquijirca	La Zanja	mining	generation and	Insurance	mining	investment	Industrial		Yanacocha	Minera Cerro	Coimolache	operating	and
	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	projects	transmission	brokerage	concessions	in shares	activities	Corporate	S.R.L.	Verde S.A.A	S.A.	segments	eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Year 2019
Results:
Continuing operations
Operating income:
Net sale of goods	186,016	58,902	40,082	188,175	299,252	43,520	—	—	—	—	—	6,046	—	734,526	2,890,066	241,173	4,687,758	(3,865,828)	821,930
Net sale of services	—	—	—	—	—	—	—	59,690	15,687	—	615	19,557	—	4,776	—	—	100,325	(76,664)	23,661
Royalty income	—	—	—	—	—	—	—	—	—	22,297	—	—	—	—	—	—	22,297	—	22,297
Total operating income	186,016	58,902	40,082	188,175	299,252	43,520	—	59,690	15,687	22,297	615	25,603	—	739,302	2,890,066	241,173	4,810,380	(3,942,492)	867,888
Operating costs
Cost of sales of goods, excluding depreciation and amortization	(128,523)	(54,739)	(26,586)	(76,827)	(223,998)	(39,693)	—	—	—	—	—	(8,517)	—	(692,721)	(2,101,668)	(187,156)	(3,540,428)	3,027,554	(512,874)
Cost of services, excluding depreciation and amortization	—	—	—	—	—	—	—	(22,209)	—	—	—	(6,167)	—	(1,160)	—	—	(29,536)	26,158	(3,378)
Depreciation and amortization	(21,053)	(7,563)	(9,178)	(83,657)	(74,335)	(9,103)	—	(10,075)	—	—	—	(11,979)	—	—	—	—	(226,943)	608	(226,335)
Exploration in operating units	(8,917)	(9,040)	(5,864)	(11,613)	(8,727)	(2)	—	—	—	—	—	—	—	—	—	—	(44,163)	—	(44,163)
Mining royalties	(1,955)	(5,220)	(418)	(1,857)	(2,953)	(429)	—	—	—	—	—	—	—	—	—	—	(12,832)	—	(12,832)
Total operating costs	(160,448)	(76,562)	(42,046)	(173,954)	(310,013)	(49,227)	—	(32,284)	—	—	—	(26,663)	—	(693,881)	(2,101,668)	(187,156)	(3,853,902)	3,054,320	(799,582)
Gross profit (loss)	25,568	(17,660)	(1,964)	14,221	(10,761)	(5,707)	—	27,406	15,687	22,297	615	(1,060)	—	45,421	788,398	54,017	956,478	(888,172)	68,306
Operating expenses, net
Administrative expenses	(16,115)	(5,209)	(3,561)	(16,512)	(8,865)	(2,223)	(2,416)	(4,073)	(11,607)	(188)	(363)	(1,310)	(4,894)	(1,744)	—	(4,638)	(83,718)	7,421	(76,297)
Selling expenses	(6,876)	(258)	(403)	(3,940)	(10,856)	(321)	—	(1,115)	—	—	—	(1,324)	−	(1,722)	—	(1,163)	(27,978)	3,665	(24,313)
Exploration in non-operating areas	(2,534)	—	—	—	(2,011)	(2,784)	(90)	—	—	—	—	—	(4,492)	—	—	—	(11,911)	32	(11,879)
Impairment recovery (loss) of long-lived assets	—	—	(2,083)	—	—	—	—	—	—	—	—	—	—	—	—	—	(2,083)	—	(2,083)
Reversal (provision) of contingent and others	(183)	1	(148)	127	2,079	(98)	(40)	166	—	—	—	—	1,067	—	—	—	2,971	(3)	2,968
Other, net	(4,147)	(8,104)	(776)	(3,767)	(6,568)	(1,119)	(419)	13,813	—	135	79	341	(2,686)	(35,987)	—	(5,667)	(54,872)	40,157	(14,715)
Total operating expenses, net	(29,855)	(13,570)	(6,971)	(24,092)	(26,221)	(6,545)	(2,965)	8,791	(11,607)	(53)	(284)	(2,293)	(11,005)	(39,453)	—	(11,468)	(177,591)	51,272	(126,319)
Operating profit (loss)	(4,287)	(31,230)	(8,935)	(9,871)	(36,982)	(12,252)	(2,965)	36,197	4,080	22,244	331	(3,353)	(11,005)	5,968	788,398	42,549	778,887	(836,900)	(58,013)
Other income (expense),net
Share in the results of associates and joint ventures	—	—	—	—	(44)	—	—	10,374	—	—	(53,143)	—	45,778	—	—	—	2,965	44,745	47,710
Finance income	—	—	—	—	417	2,006	14	263	15	30	10	277	7,751	18,859	10,356	549	40,547	(30,872)	9,675
Finance costs	(532)	(733)	(1,002)	(505)	(11,440)	(3,715)	(561)	(7,483)	(89)	(4)	(6)	(990)	(16,249)	(58,059)	(115,877)	(3,598)	(220,843)	178,670	(42,173)
Net gain (loss) from currency exchange difference	(124)	76	3	(12)	(191)	14	(156)	62	(119)	(9)	(9)	208	(481)	2,902	5,574	277	8,015	(8,749)	(734)
Total other income (expenses), net	(656)	(657)	(999)	(517)	(11,258)	(1,695)	(703)	3,216	(193)	17	(53,148)	(505)	36,799	(36,298)	(99,947)	(2,772)	(169,316)	183,794	14,478
Profit (loss) before income tax	(4,943)	(31,887)	(9,934)	(10,388)	(48,240)	(13,947)	(3,668)	39,413	3,887	22,261	(52,817)	(3,858)	25,794	(30,330)	688,451	39,777	609,571	(653,106)	(43,535)
Current income tax	—	—	—	—	(25)	(35)	—	(4,044)	(1,223)	(6,546)	(39)	—	−	(64,927)	(298,074)	(26,335)	(401,248)	389,337	(11,911)
Deferred income tax	—	—	—	—	15,410	(5,382)	—	(5,515)	91	—	—	1,554	31,344	—	—	15,017	52,519	(15,018)	37,501
Profit (loss) from continuing operations	(4,943)	(31,887)	(9,934)	(10,388)	(32,855)	(19,364)	(3,668)	29,854	2,755	15,715	(52,856)	(2,304)	57,138	(95,257)	390,377	28,459	260,842	(278,787)	(17,945)
Loss from discontinued operations																			(10,514)
Loss for the year																			(28,459)
Total assets	146,486	46,750	41,858	425,297	725,973	138,458	398,838	382,481	13,822	6,252	458,212	104,335	2,371,464	2,327,714	7,809,424	379,915	15,777,279	(11,670,005)	4,107,274
Total liabilities	42,265	36,945	35,045	34,142	329,869	68,100	23,223	183,426	6,007	2,286	101	20,918	407,153	1,838,002	2,460,175	125,097	5,612,754	(4,473,680)	1,139,074

Other segment information
Investment in associates and joint ventures	—	—	—	—	—	—	—	89,786	—	—	232,154	—	2,073,745	—	—	—	2,395,685	(907,438)	1,488,247
Capital Expenditures	31,479	1,323	1,559	9,641	28,298	1,629	26,494	223	85	—	—	1,443	453	—	—	—	102,627	—	102,627
Changes in estimates of mine closures plans	176	10,493	2,430	2,277	5,122	5,021	—	—	—	—	—	—	1,203	—	—	—	26,722	—	26,722
Fair value for contingent consideration liability	—	—	—	—	—	—	—	—	—	—	—	—	(655)	—	—	—	(655)	—	(655)
Accounts receivable from sale of assets	—	—	—	—	—	—	—	21,023	—	—	—	—	625	—	—	—	21,648	—	21,648

														Equity accounted investees
							Exploration and									Compañía
							development	Energy		Rental of	Holding of			Minera	Sociedad	Minera	Total	Adjustments
	Uchucchacua	Orcopampa	Julcani	Tambomayo	Colquijirca	La Zanja	mining	generation and	Insurance	mining	investment	Industrial		Yanacocha	Minera Cerro	Coimolache	operating	and
	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	projects	transmission	brokerage	concessions	in shares	activities	Corporate	S.R.L.	Verde S.A.A	S.A.	segments	eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Year 2018
Results:
Continuing operations
Operating income:
Net sale of goods	257,282	153,003	34,104	225,281	333,560	96,611	—	—	—	—	—	6,655	—	635,393	3,054,026	225,447	5,021,362	(3,915,033)	1,106,329
Net sale of services	—	—	—	—	—	—	—	62,962	14,986	—	615	19,908	—	21,965	—	—	120,436	(96,435)	24,001
Royalty income	—	—	—	—	—	—	—	—	—	20,385	—	—	—	—	—	—	20,385	—	20,385
Total operating income	257,282	153,003	34,104	225,281	333,560	96,611	—	62,962	14,986	20,385	615	26,563	—	657,358	3,054,026	225,447	5,162,183	(4,011,468)	1,150,715

Operating costs
Cost of sales of goods, excluding depreciation and amortization	(151,817)	(97,006)	(26,558)	(92,829)	(216,560)	(68,993)	—	—	—	—	—	(6,280)	—	(596,164)	(2,216,663)	(170,866)	(3,643,736)	3,030,355	(613,381)
Cost of services, excluding depreciation and amortization	—	—	—	—	—	—	—	(25,499)	—	—	—	(8,966)	—	(2,217)	—	—	(36,682)	32,364	(4,318)
Depreciation and amortization	(26,181)	(8,802)	(3,353)	(77,029)	(67,666)	(34,088)	—	(10,248)	—	—	—	(11,483)	—	—	—	—	(238,850)	(29)	(238,879)
Exploration in operating units	(20,898)	(29,563)	(8,646)	(20,553)	(9,996)	(74)	—	—	—	—	—	—	—	—	—	—	(89,730)	—	(89,730)
Mining royalties	(2,243)	(13,669)	(237)	(1,936)	(2,345)	(957)	—	—	—	—	—	—	—	—	—	—	(21,387)	(1)	(21,388)
Total operating costs	(201,139)	(149,040)	(38,794)	(192,347)	(296,567)	(104,112)	—	(35,747)	—	—	—	(26,729)	—	(598,381)	(2,216,663)	(170,866)	(4,030,385)	3,062,689	(967,696)
Gross profit (loss)	56,143	3,963	(4,690)	32,934	36,993	(7,501)	—	27,215	14,986	20,385	615	(166)	—	58,977	837,363	54,581	1,131,798	(948,779)	183,019

Operating expenses, net
Administrative expenses	(24,119)	(15,100)	(2,524)	(17,822)	(9,906)	(3,435)	(3,143)	(3,972)	(11,900)	(220)	(512)	(1,627)	2,377	(2,783)	—	(5,644)	(100,330)	23,231	(77,099)
Selling expenses	(8,213)	(775)	(356)	(3,046)	(12,201)	(784)	—	(1,173)	—	—	—	(924)	—	(2,627)	—	(1,135)	(31,234)	4,286	(26,948)
Exploration in non-operating areas	(18,339)	—	—	—	(7,199)	(5,002)	(2,883)	—	—	—	—	—	(4,091)	—	—	—	(37,514)	1,207	(36,307)
Reversal (provision) of contingent and others	6,784	(121)	947	1,263	(3,711)	(57)	6,130	(56)	—	—	—	2	(111)	—	—	—	11,070	178	11,248
Impairment recovery (loss) of long-lived assets	—	—	—	—	—	5,693	—	—	—	—	—	—	—	—	—	—	5,693	—	5,693
Other, net	(5,953)	(3,386)	(1,050)	(5,599)	32,565	(669)	138	562	—	—	2,773	194	(2,235)	(76,155)	—	(325)	(59,140)	57,832	(1,308)
Total operating expenses, net	(49,840)	(19,382)	(2,983)	(25,204)	(452)	(4,254)	242	(4,639)	(11,900)	(220)	2,261	(2,355)	(4,060)	(81,565)	—	(7,104)	(211,455)	86,734	(124,721)

Operating profit (loss)	6,303	(15,419)	(7,673)	7,730	36,541	(11,755)	242	22,576	3,086	20,165	2,876	(2,521)	(4,060)	(22,588)	837,363	47,477	920,343	(862,045)	58,298
Other income (expense),net
Share in the results of associates and joint ventures	—	—	—	—	—	—	—	8,589	—	—	(25,517)	—	15,081	—	—	—	(1,847)	703	(1,144)
Finance income	—	—	—	—	418	1,649	—	179	—	21	8	127	9,293	11,448	28,089	357	51,589	(41,904)	9,685
Finance costs	(308)	(395)	(95)	(262)	(10,365)	(1,946)	(222)	(7,576)	(2)	(11)	(25)	(932)	(17,194)	(39,024)	(426,733)	(2,935)	(508,025)	469,603	(38,422)
Net gain (loss) from currency exchange difference	196	168	8	209	108	(224)	(846)	(346)	19	18	2	(482)	(206)	(2,056)	6,161	(852)	1,877	(3,261)	(1,384)
Total other income (expenses), net	(112)	(227)	(87)	(53)	(9,839)	(521)	(1,068)	846	17	28	(25,532)	(1,287)	6,974	(29,632)	(392,483)	(3,430)	(456,406)	425,141	(31,265)

Profit (loss) before income tax	6,191	(15,646)	(7,760)	7,677	26,702	(12,276)	(826)	23,422	3,103	20,193	(22,656)	(3,808)	2,914	(52,220)	444,880	44,047	463,937	(436,904)	27,033
Current income tax	(768)	(559)	(72)	(656)	(8,332)	(24)	—	—	—	(6,025)	(444)	(2)	—	(30,368)	(325,170)	(23,405)	(395,825)	378,943	(16,882)
Deferred income tax	—	—	—	—	(10,803)	(1,220)	—	(7,584)	—	—	—	106	9,514	1,071	—	4,942	(3,974)	(6,023)	(9,997)
Profit (loss) from continuing operations	5,423	(16,205)	(7,832)	7,021	7,567	(13,520)	(826)	15,838	3,103	14,168	(23,100)	(3,704)	12,428	(81,517)	119,710	25,584	64,138	(63,984)	154

Loss from discontinued operations																			(11,808)
Loss for the year																			(11,654)

Total assets	126,374	39,725	39,537	461,335	773,554	158,718	372,344	366,354	12,154	7,154	520,484	106,391	2,421,547	2,047,472	7,554,712	361,669	15,369,524	(11,152,303)	4,217,221
Total liabilities	45,227	30,749	29,469	28,502	340,735	68,615	18,986	197,152	4,597	2,653	603	20,671	425,893	1,463,749	2,445,840	125,307	5,248,748	(4,061,092)	1,187,656
Other segment information
Investment in associates and joint ventures	—	—	—	—	—	—	—	—	—	—	—	—	1,473,382	—	—	—	1,473,382	—	1,473,382
Capital Expenditures	18,429	6,225	2,984	18,858	29,572	13,159	17,141	118	—	—	—	1,816	2,968	—	—	—	111,270	—	111,270
Changes in estimates of mine closures plans	4,101	1,003	16,484	(447)	19,926	(6,915)	9,063	—	—	—	—	—	(341)	—	—	—	42,874	—	42,874
Fair value for contingent consideration liability	—	—	—	—	—	—	1,815	—	—	—	—	—	—	—	—	—	1,815	—	1,815
Accounts receivable from sale of assets	—	—	—	—	—	—	—	—	—	—	1,622	—	1,093	—	—	—	2,715	—	2,715

															Equity accounted investees

							Exploration and										Compañía
							development	Construction	Energy		Rental of	Holding of			Minera	Sociedad	Minera	Total	Adjustments
	Uchucchacua	Orcopampa	Julcani	Tambomayo	Colquijirca	La Zanja	mining	and	generation and	Insurance	mining	investment	Industrial		Yanacocha	Minera Cerro	Coimolache	operating	and
	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	projects	engineering	transmission	brokerage	concessions	in shares	activities	Corporate	S.R.L.	Verde S.A.A	S.A.	segments	eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Year 2017
Results:
Continuing operations
Operating income:
Net sale of goods	272,334	256,960	42,785	118,966	322,653	165,319	—	—	—	—	—	—	6,317	34,650	645,176	3,202,931	203,790	5,271,881	(4,084,675)	1,187,206
Net sale of services	—	—	—	—	—	—	—	10,603	60,639	14,377	—	615	19,658	—	21,870	—	—	127,762	(98,065)	29,697
Royalty income	—	—	—	—	—	—	—	—	—	—	20,739	—	—	—	—	—	—	20,739	—	20,739
Total operating income	272,334	256,960	42,785	118,966	322,653	165,319	—	10,603	60,639	14,377	20,739	615	25,975	34,650	667,046	3,202,931	203,790	5,420,382	(4,182,740)	1,237,642
Operating costs
Cost of sales of goods, excluding depreciation and amortization	(143,288)	(115,574)	(31,190)	(53,555)	(193,874)	(102,474)	—	—	—	—	—	—	(6,043)	(34,029)	(746,918)	(1,768,238)	(121,021)	(3,316,204)	2,711,554	(604,650)
Cost of services, excluding depreciation and amortization	—	—	—	—	—	—	—	(9,393)	(25,556)	—	—	—	(9,354)	—	(2,062)	—	—	(46,365)	33,411	(12,954)
Depreciation and amortization	(23,899)	(8,846)	(8,122)	(42,789)	(57,199)	(48,385)	—	(129)	(9,651)	—	—	—	(11,134)	—	—	—	—	(210,154)	—	(210,154)
Exploration in operating units	(27,068)	(38,820)	(13,009)	(9,543)	—	(871)	—	—	—	—	—	—	—	—	—	—	—	(89,311)	—	(89,311)
Mining royalties	(2,280)	(22,436)	(354)	(998)	(3,317)	(1,499)	—	—	—	—	—	—	—	—	—	—	—	(30,884)	—	(30,884)
Total operating costs	(196,535)	(185,676)	(52,675)	(106,885)	(254,390)	(153,229)	—	(9,522)	(35,207)	—	—	—	(26,531)	(34,029)	(748,980)	(1,768,238)	(121,021)	(3,692,918)	2,744,965	(947,953)
Gross profit (loss)	75,799	71,284	(9,890)	12,081	68,263	12,090	—	1,081	25,432	14,377	20,739	615	(556)	621	(81,934)	1,434,693	82,769	1,727,464	(1,437,775)	289,689
Operating expenses, net
Administrative expenses	(19,473)	(18,281)	(2,878)	(9,139)	(13,061)	(2,814)	(1,604)	(3,606)	(2,423)	(12,288)	(90)	(413)	(1,203)	443	(4,760)	—	(3,829)	(95,419)	14,753	(80,666)
Selling expenses	(6,078)	(1,016)	(605)	(1,387)	(10,914)	(881)	—	—	(1,264)	—	—	—	(775)	(167)	(3,922)	(141,669)	(946)	(169,624)	146,581	(23,043)
Exploration in non-operating areas	(2,676)	—	—	(3,214)	(1,976)	(2,870)	(2,771)	—	—	—	—	—	—	(5,052)	—	—	—	(18,559)	297	(18,262)
Reversal (provision) of contingent and others	(7,040)	(1)	(460)	(1,002)	—	(1,370)	(4,657)	100	312	—	—	—	—	378	—	—	—	(13,740)	—	(13,740)
Impairment recovery (loss) of long-lived assets	—	—	—	—	—	(21,620)	—	—	—	—	—	—	—	—	—	—	—	(21,620)	—	(21,620)
Write –off of stripping activity asset	—	—	—	—	(13,573)	—	—	—	—	—	—	—	—	—	—	—	—	(13,573)	—	(13,573)
Other, net	(1,799)	(715)	(1,403)	(175)	(2,922)	(970)	(94)	1,129	(94)	(4)	(1)	—	216	(2,012)	(63,512)	(258,826)	(587)	(331,769)	318,539	(13,230)
Total operating expenses, net	(37,066)	(20,013)	(5,346)	(14,917)	(42,446)	(30,525)	(9,126)	(2,377)	(3,469)	(12,292)	(91)	(413)	(1,762)	(6,410)	(72,194)	(400,495)	(5,362)	(664,304)	480,170	(184,134)
Operating profit (loss)	38,733	51,271	(15,236)	(2,836)	25,817	(18,435)	(9,126)	(1,296)	21,963	2,085	20,648	202	(2,318)	(5,789)	(154,128)	1,034,198	77,407	1,063,160	(957,605)	105,555
Other income (expense),net
Share in the results of associates and joint ventures	—	—	—	—	—	—	—	—	8,573	—	—	(66,187)	—	21,194	—	—	—	(36,420)	49,627	13,207
Finance income	—	—	—	—	179	670	—	—	139	1	7	1	79	5,614	5,831	5,350	220	18,091	(12,574)	5,517
Finance costs	(285)	(354)	(106)	(372)	(12,017)	(1,919)	(131)	(370)	(10,354)	(6)	(2)	(2)	(941)	(8,980)	(23,766)	(216,912)	(3,304)	(279,821)	245,270	(34,551)
Net gain (loss) from currency exchange difference	31	(63)	(75)	10	310	48	537	105	294	(75)	(41)	(4)	497	1,365	3,636	13,288	(174)	19,689	(16,750)	2,939
Total other income (expense), net	(254)	(417)	(181)	(362)	(11,528)	(1,201)	406	(265)	(1,348)	(80)	(36)	(66,192)	(365)	19,193	(14,299)	(198,274)	(3,258)	(278,461)	265,573	(12,888)
Profit (loss) before income tax	38,479	50,854	(15,417)	(3,198)	14,289	(19,636)	(8,720)	(1,561)	20,615	2,005	20,612	(65,990)	(2,683)	13,404	(168,427)	835,924	74,149	784,699	(692,032)	92,667
Income tax	(1,101)	(1,085)	(153)	(538)	(3,903)	6,841	—	(400)	(3,491)	(742)	(6,044)	(38)	1,818	(9,052)	(7,026)	(486,043)	(23,362)	(534,319)	516,431	(17,888)
Profit (loss) from continued operations	37,378	49,769	(15,570)	(3,736)	10,386	(12,795)	(8,720)	(1,961)	17,124	1,263	14,568	(66,028)	(865)	4,352	(175,453)	349,881	50,787	250,380	(175,601)	74,779
Loss from discontinued operations																				(10,344)
Net profit																				64,435
Total assets	146,464	54,114	20,922	538,057	792,594	190,310	342,759	14,004	360,610	9,004	6,611	988,841	109,669	1,950,147	2,019,332	7,691,007	380,534	15,614,979	(11,282,166)	4,332,813
Total liabilities	49,723	42,242	18,099	32,501	388,899	87,008	14,527	5,153	205,247	4,616	2,378	414	20,245	431,505	1,360,217	2,501,845	150,743	5,315,362	(4,046,176)	1,269,186
Other segment information
Investment in associates and joint ventures	—	—	—	—	—	—	—	—	—	—	—	—	—	1,536,887	—	—	—	1,536,887	—	1,536,887
Capital Expenditures	18,127	12,674	1,951	131,119	61,060	17,326	13,733	3	852	14	—	—	459	2,189	—	—	—	259,507	—	259,507
Changes in estimates of mine closures plans	1,380	3,710	(761)	404	5,326	462	67	—	—	—	—	—	—	6	—	—	—	10,594	—	10,594
Fair value for contingent consideration liability	—	—	—	—	—	—	—	—	—	—	—	—	—	1,773	—	—	—	1,773	—	1,773
Accounts receivable from sale of assets	—	—	—	—	—	—	—	4,053	—	—	—	—	—	1,318	—	—	—	5,371	—	5,371

Reconciliation of segment profit (loss)

The reconciliation of segment profit (loss) to the consolidated profit (loss) from continued operations follows:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Segments profit (loss)	260,842	64,138	250,380
Elimination of profit of equity accounted investees, not consolidated (owned by third parties)	(323,578)	(63,777)	(225,215)
Elimination of intercompany sales	(71,951)	(74,637)	(108,973)
Elimination of cost of sales and operating expenses intercompany	71,697	76,780	106,726
Elimination of share in the results of subsidiaries and associates	44,745	1,582	49,627
Others	300	(3,932)	2,234

Consolidated profit (loss) from continued operations	(17,945)	154	74,779

Reconciliation of segment assets

The reconciliation of segment assets to the consolidated assets follows:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Segments assets	15,777,279	15,369,524	15,614,979
Elimination of assets of equity accounted investees, not consolidated (owned by third parties)	(10,517,053)	(9,963,853)	(10,090,873)
Elimination of the subsidiaries and associates of the Parent company	(1,111,454)	(1,184,240)	(1,186,783)
Elimination of intercompany receivables	(64,708)	(32,444)	(32,769)
Others	23,210	28,234	28,259

Consolidated assets	4,107,274	4,217,221	4,332,813

Reconciliation of segment liabilities

The reconciliation of segment liabilities to the consolidated liabilities follows:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Segments liabilities	5,612,754	5,248,748	5,315,362
Elimination of liabilities of equity accounted investees, not consolidated	(4,423,274)	(4,034,896)	(4,012,805)
Elimination of intercompany payables	(50,395)	(27,822)	(32,769)
Others	(11)	1,626	(602)

Consolidated liabilities	1,139,074	1,187,656	1,269,186

Disaggregated revenue information

Set out below is the disaggregation of the Group’s revenue from contracts with customers:

									Rental of	Holding of			Total	Adjustments
	Ucchuchacua	Tambomayo	Orcopampa	Julcani	Colquijirca	La Zanja	Energy generation	Insurance	mining	investment	Industrial		operation	and
	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	and transmission	brokerage	concessions	in shares	activities	Corporate	segments	eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Year 2019
Revenues by type of customers:
Sales by customers -
External	184,982	186,668	58,796	39,639	294,842	43,894	—	—	—	—	6,046	—	814,867	—	814,867
Inter-segment	—	—	—	—	62	—	—	—	—	—	—	—	62	(62)	—
	184,982	186,668	58,796	39,639	294,904	43,894	—	—	—	—	6,046	—	814,929	(62)	814,867
Services -
External	—	—	—	—	—	—	7,974	15,687	—	—	—	—	23,661	—	23,661
Inter-segment	—	—	—	—	—	—	51,716	—	—	615	19,557	—	71,888	(71,888)	—
	—	—	—	—	—	—	59,690	15,687	—	615	19,557	—	95,549	(71,888)	23,661
Royalties -
External	—	—	—	—	—	—	—	—	22,297	—	—	—	22,297	—	22,297
	184,982	186,668	58,796	39,639	294,904	43,894	59,690	15,687	22,297	615	25,603	—	932,775	(71,950)	860,825
Revenues by geographic region:
Metal and concentrates sales -
Peru	143,512	79,631	4,833	10,451	236,844	683	—	—	—	—	1,086	—	477,040	(62)	476,978
America other than Peru	—	79,537	53,963	—	—	37,326	—	—	—	—	943	—	171,769	—	171,769
Asia	13,622	27,365	—	6,598	58,060	—	—	—	—	—	—	—	105,645	—	105,645
Europe	27,848	135	—	22,590	—	5,885	—	—	—	—	4,017	—	60,475	—	60,475
	184,982	186,668	58,796	39,639	294,904	43,894	—	—	—	—	6,046	—	814,929	(62)	814,867
Services -
Peru	—	—	—	—	—	—	59,690	15,527	—	615	19,557	—	95,389	(71,888)	23,501
America other than Peru	—	—	—	—	—	—	—	130	—	—	—	—	130	—	130
Europe	—	—	—	—	—	—	—	30	—	—	—	—	30	—	30
	—	—	—	—	—	—	59,690	15,687	—	615	19,557	—	95,549	(71,888)	23,661
Royalties -
Peru	—	—	—	—	—	—	—	—	22,297	—	—	—	22,297	—	22,297
	184,982	186,668	58,796	39,639	294,904	43,894	59,690	15,687	22,297	615	25,603	—	932,775	(71,950)	860,825

Revenues by type of good or services:
Sales by metal -
Gold	—	134,387	58,737	278	18,104	42,698	—	—	—	—	—	—	254,204	(10)	254,194
Silver	159,713	38,112	263	40,889	57,903	1,300	—	—	—	—	—	—	298,180	(9)	298,171
Copper	—	—	—	79	238,327	—	—	—	—	—	—	—	238,406	(102)	238,304
Zinc	38,143	19,867	—	—	91,307	—	—	—	—	—	—	—	149,317	—	149,317
Lead	29,735	14,016	—	1,627	43,763	—	—	—	—	—	—	—	89,141	—	89,141
Manganese sulfate	—	—	—	—	—	—	—	—	—	—	6,046	—	6,046	—	6,046
	227,591	206,382	59,000	42,873	449,404	43,998	—	—	—	—	6,046	—	1,035,294	(121)	1,035,173
Commercial deductions	(42,609)	(19,714)	(204)	(3,234)	(154,500)	(104)	—	—	—	—	—	—	(220,365)	59	(220,306)
	184,982	186,668	58,796	39,639	294,904	43,894	—	—	—	—	6,046	—	814,929	(62)	814,867
Sales by services -	—	—	—	—	—	—	59,690	15,687	—	615	19,557	—	95,549	(71,888)	23,661
Royalties income -	—	—	—	—	—	—	—	—	22,297	—	—	—	22,297	—	22,297
	184,982	186,668	58,796	39,639	294,904	43,894	59,690	15,687	22,297	615	25,603	—	932,775	(71,950)	860,825

									Rental of	Holding of			Total	Adjustments
	Ucchuchacua	Tambomayo	Orcopampa	Julcani	Colquijirca	La Zanja	Energy generation	Insurance	mining	investment	Industrial		operating	and
	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	and transmission	brokerage	concessions	in shares	activities	Corporate	segments	eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Year 2018
Revenues by type of customers:
Sales by customers -
External	257,840	225,339	153,240	33,864	339,414	96,600	—	—	—	—	6,655	—	1,112,952	—	1,112,952
Inter-segment	—	—	—	—	167	—	—	—	—	—	—	—	167	(167)	—
	257,840	225,339	153,240	33,864	339,581	96,600	—	—	—	—	6,655	—	1,113,119	(167)	1,112,952
Services -
External	—	—	—	—	—	—	9,015	14,986	—	—	—	—	24,001	—	24,001
Inter-segment	—	—	—	—	—	—	53,947	—	—	615	19,909	—	74,471	(74,471)	—
	—	—	—	—	—	—	62,962	14,986	—	615	19,909	—	98,472	(74,471)	24,001
Royalties -
External	—	—	—	—	—	—	—	—	20,385	—	—	—	20,385	—	20,385
	257,840	225,339	153,240	33,864	339,581	96,600	62,962	14,986	20,385	615	26,564	—	1,231,976	(74,638)	1,157,338
Revenues by geographic region:
Metal and concentrates sales -
Peru	170,986	63,049	10,808	15,261	257,559	2,770	—	—	—	—	751	—	521,184	(167)	521,017
America - other than Peru	—	159,530	142,432	—	—	67,756	—	—	—	—	906	—	370,624	—	370,624
Asia	29,382	—	—	9,115	82,022	—	—	—	—	—	—	—	120,519	—	120,519
Europe	57,472	2,760	—	9,488	—	26,074	—	—	—	—	4,998	—	100,792	—	100,792
	257,840	225,339	153,240	33,864	339,581	96,600	—	—	—	—	6,655	—	1,113,119	(167)	1,112,952
Services -
Peru	—	—	—	—	—	—	62,962	14,787	—	615	19,909	—	98,273	(74,561)	23,712
America - other than Peru	—	—	—	—	—	—	—	199	—	—	—	—	199	90	289
	—	—	—	—	—	—	62,962	14,986	—	615	19,909	—	98,472	(74,471)	24,001
Royalties -
Peru	—	—	—	—	—	—	—	—	20,385	—	—	—	20,385	—	20,385
	257,840	225,339	153,240	33,864	339,581	96,600	62,962	14,986	20,385	615	26,564	—	1,231,976	(74,638)	1,157,338

Revenues by type of good or services:
Sales by metal -
Gold	11	150,939	149,092	28	18,463	93,358	—	—	—	—	—	—	411,891	(14)	411,877
Silver	217,843	54,109	5,243	35,307	46,060	3,583	—	—	—	—	—	—	362,145	(23)	362,122
Copper	—	—	(221)	129	275,119	—	—	—	—	—	—	—	275,027	(266)	274,761
Zinc	45,194	18,197	—	—	101,275	—	—	—	—	—	—	—	164,666	—	164,666
Lead	36,238	6,703	—	1,996	40,618	—	—	—	—	—	—	—	85,555	—	85,555
Manganese sulfate	—	—	—	—	—	—	—	—	—	—	6,655	—	6,655	—	6,655
	299,286	229,948	154,114	37,460	481,535	96,941	—	—	—	—	6,655	—	1,305,939	(303)	1,305,636
Commercial deductions	(41,446)	(4,609)	(874)	(3,596)	(141,954)	(341)	—	—	—	—	—	—	(192,820)	136	(192,684)
	257,840	225,339	153,240	33,864	339,581	96,600	—	—	—	—	6,655	—	1,113,119	(167)	1,112,952
Sales by services -	—	—	—	—	—	—	62,962	14,986	—	615	19,909	—	98,472	(74,471)	24,001
Royalties income -	—	—	—	—	—	—	—	—	20,385	—	—	—	20,385	—	20,385
	257,840	225,339	153,240	33,864	339,581	96,600	62,962	14,986	20,385	615	26,564	—	1,231,976	(74,638)	1,157,338

							Construction	Energy		Rental of	Holding of				Adjustments
	Uchucchacua	Orcopampa	Julcani	Tambomayo	Colquijirca	La Zanja	and	generation and	Insurance	mining	investment	Industrial		Total operating	and
	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	engineering	transmission	brokerage	concessions	in shares	activities	Corporate	segments	eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Year 2017
Revenues by type of customers:
Sales by customers -
External	266,482	256,957	41,120	118,376	333,097	132,108	—	—	—	—	—	6,317	34,016	1,188,473	—	1,188,473
Inter-segment	—	—	—	—	—	31,887	—	—	—	—	—	—	—	31,887	(31,887)	—
	266,482	256,957	41,120	118,376	333,097	163,995	—	—	—	—	—	6,317	34,016	1,220,360	(31,887)	1,188,473
Services -
External	—	—	—	—	—	—	5,908	9,412	14,377	—	—	—	—	29,697	—	29,697
Inter-segment	—	—	—	—	—	—	4,695	51,227	—	—	615	19,658	—	76,195	(76,195)	—
	—	—	—	—	—	—	10,603	60,639	14,377	—	615	19,658	—	105,892	(76,195)	29,697
Royalties -
External	—	—	—	—	—	—	—	—	—	20,739	—	—	—	20,739	—	20,739
	266,482	256,957	41,120	118,376	333,097	163,995	10,603	60,639	14,377	20,739	615	25,975	34,016	1,346,991	(108,082)	1,238,909
Revenues by geographic region:
Metal and concentrates sales -
Peru	209,300	17,774	13,049	34,337	239,317	32,607	—	—	—	—	—	852	705	547,941	(31,887)	516,054
America - other than Peru	—	239,183	—	84,039	459	125,875	—	—	—	—	—	3,776	18,531	471,863	—	471,863
Asia	19,078	—	12,140	—	89,501	—	—	—	—	—	—	—	—	120,719	—	120,719
Europe	38,104	—	15,931	—	3,820	5,513	—	—	—	—	—	1,689	14,780	79,837	—	79,837
	266,482	256,957	41,120	118,376	333,097	163,995	—	—	—	—	—	6,317	34,016	1,220,360	(31,887)	1,188,473
Services -
Peru	—	—	—	—	—	—	10,014	60,639	14,205	—	615	19,658	—	105,131	(90,228)	14,903
America - other than Peru	—	—	—	—	—	—	589	—	172	—	—	—	—	761	14,033	14,794
	—	—	—	—	—	—	10,603	60,639	14,377	—	615	19,658	—	105,892	(76,195)	29,697
Royalties -
Peru	—	—	—	—	—	—	—	—	—	20,739	—	—	—	20,739	—	20,739
	266,482	256,957	41,120	118,376	333,097	163,995	10,603	60,639	14,377	20,739	615	25,975	34,016	1,346,991	(108,082)	1,238,909

Revenues by type of good or services:
Sales by metal -
Gold	345	247,909	—	80,796	20,301	160,489	—	—	—	—	—	—	32,875	542,715	(31,733)	510,982
Silver	256,608	9,595	40,384	27,285	54,629	4,434	—	—	—	—	—	—	1,257	394,192	(935)	393,257
Copper	—	598	192	—	267,737	—	—	—	—	—	—	—	—	268,527	—	268,527
Zinc	31,814	—	—	7,914	130,790	—	—	—	—	—	—	—	—	170,518	—	170,518
Lead	32,244	—	4,660	4,735	44,318	—	—	—	—	—	—	—	—	85,957	—	85,957
Manganese sulfate	—	—	—	—	—	—	—	—	—	—	—	6,317	—	6,317	—	6,317
Indium	—	—	—	—	66	—	—	—	—	—	—	—	—	66	—	66
	321,011	258,102	45,236	120,730	517,841	164,923	—	—	—	—	—	6,317	34,132	1,468,292	(32,668)	1,435,624
Commercial deductions	(54,529)	(1,145)	(4,116)	(2,354)	(184,744)	(928)	—	—	—	—	—	—	(116)	(247,932)	781	(247,151)
	266,482	256,957	41,120	118,376	333,097	163,995	—	—	—	—	—	6,317	34,016	1,220,360	(31,887)	1,188,473
Sales by services -	—	—	—	—	—	—	10,603	60,639	14,377	—	615	19,658	—	105,892	(76,195)	29,697
Royalties income -	—	—	—	—	—	—	—	—	—	20,739	—	—	—	20,739	—	20,739
	266,482	256,957	41,120	118,376	333,097	163,995	10,603	60,639	14,377	20,739	615	25,975	34,016	1,346,991	(108,082)	1,238,909